Accounts payable (Tables)	6 Months Ended
Sep. 30, 2023
Accounts Payable
Schedule of accounts payable	Accounts payable consisted of the following:
	As of
	September 30, 2023	March 31, 2023
Payable to a supplier of virtual simulation software	$2,444	$21,894
Total	$2,444	$21,894